Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details) - Supplier Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Cost of Rvenue [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration and credit risk	10.70%		15.00%
Cost of Rvenue [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration and credit risk					12.50%
Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration and credit risk	17.40%			[1]
Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration and credit risk	16.70%		19.30%
Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration and credit risk	11.70%		14.70%
Accounts Payable [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Concentration and credit risk		[1]	18.40%

[1]	The percentage was below 10% for the year.